Retirement, Postretirement And Other Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2013
Retirement, Postretirement And Other Benefit Plans [Abstract]
Obligations And Funded Status

	Retirement Benefits		Post-Retirement Benefits
	2013	2012	2013	2012
Change in benefit obligation
Benefit obligation at beginning of year	$ 480.8	$ 470.3	$ 42.3	$ 50.2
Service cost (1)	0.5	14.5	0.1	0.8
Interest cost	17.8	19.9	1.6	1.9
Plan amendments, curtailments, and settlements	(1.7)	(22.4)	0.6	(9.0)
Actuarial loss/(gain)	(20.1)	41.7	(2.8)	1.2
Benefits paid	(25.3)	(44.7)	(4.7)	(4.7)
Other(2)	0.4	1.5	1.7	1.9
Benefit obligation at end of year	452.4	480.8	38.8	42.3
Change in plan assets
Fair value of plan assets at beginning of period	346.3	324.6	-	-
Actual return on plan assets	16.0	41.3	-	-
Employer contributions	21.1	24.0	3.0	3.4
Plan settlements	(1.7)	(0.2)	(0.1)	(0.7)
Benefits paid	(25.3)	(44.7)	(4.7)	(4.7)
Other(2)	0.5	1.3	1.8	2.0
Fair value of plan assets at end of period	356.9	346.3	-	-
Funded status at end of year(3)(4)	$ (95.5)	$ (134.5)	$ (38.8)	$ (42.3)

(1)

The retirement benefit plan was frozen and the post-retirement benefit plan discontinued benefits effective December 31, 2012, as such, there was no service cost incurred on those plans in the year ended December 31, 2013.

(2)	Consists of any of the following: plan participants’ contributions, termination benefits, retiree drug subsidy, and currency translation adjustments.
(3)	These amounts were recognized as liabilities in the Consolidated Balance Sheet at December 31, 2013 and 2012.
(4)

Company assets of $95.7 million and $99.2 million as of December 31, 2013 and December 31, 2012, respectively, related to the non-qualified U.S. executive retirement plan obligation are not included in plan assets but related liabilities are in the benefit obligation.

Defined Benefit Plans With Accumulated Benefit Obligation In Excess Of Plan Assets

	December 31,
	2013	2012
Projected benefit obligation	421.4	$ 458.8
Accumulated benefit obligation	418.8	455.6
Fair value of plan assets	325.9	319.0

Net Periodic Benefit Cost And Other Amounts Recognized In OCI

Net Periodic Benefit Costs and Other Amounts (dollars in millions)
	Retirement Benefits			Post-Retirement Benefits
	2013	2012	2011	2013	2012	2011

Service cost	$ 0.5	$ 14.5	$ 13.0	$ 0.1	$ 0.8	$ 0.9
Interest cost	17.8	19.9	22.5	1.6	1.9	2.4
Expected return on plan assets	(18.9)	(18.4)	(20.3)	-	-	-
Amortization of prior service cost	-	-	-	(0.6)	(0.3)	-
Amortization of net loss/(gain)	1.0	2.1	-	(0.2)	(0.4)	(0.2)
Settlement and curtailment (gain)/loss	0.2	(0.6)	0.9	(0.3)	-	-
Termination benefits	-	0.3	-	-	-	-
Net periodic benefit cost	$ 0.6	$ 17.8	$ 16.1	0.6	$ 2.0	$ 3.1

Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income

Net (gain)/loss	(17.1)	(2.6)	58.0	(2.5)	0.6	1.6
Prior service cost (credit)	-	-	-	-	(7.7)	-
Amortization, settlement or curtailment recognition of net gain/(loss)	(1.1)	(2.2)	(0.3)	0.1	0.4	0.2
Amortization, settlement or curtailment recognition of prior service (cost)/credit	-	-	-	1.4	0.2	-
Total recognized in OCI	(18.2)	(4.8)	57.7	(1.0)	(6.5)	1.8
Total recognized in net periodic benefit cost and OCI	$ (17.6)	$ 13.0	$ 73.8	$ (0.4)	$ (4.5)	$ 4.9

Weighted Average Assumptions Used In Measurement Of Benefit Obligations

Weighted Average Assumptions	Retirement Benefits		Post-Retirement Benefits
	2013	2012	2013	2012
Discount rate	4.59%	3.80%	4.50%	3.74%
Rate of compensation increases	3.03%	3.03%	(1)	3.00%
Health care cost trend rate
Pre-65	(1)	(1)	7.40%	7.60%
Post-65	(1)	(1)	7.60%	7.80%
Ultimate health care cost trend rate	(1)	(1)	4.50%	4.50%
Year ultimate reached	(1)	(1)	2029	2029

Weighted Average Assumptions Used To Determine Net Periodic Benefit Costs

Weighted Average Assumptions	Retirement Benefits		Post-Retirement Benefits
	2013	2012	2013	2012
Discount rate	3.81%	4.30%	3.86%	4.31%
Expected long-term return on plan assets	5.57%	5.56%	(1)	(1)
Rate of compensation increases	3.03%	3.00%	3.00%	3.00%

Asset Fair Value Measurements

The tables below set forth asset fair value measurements.

Fair Value Measurements (dollars in millions)

December 31, 2013	Level 1	Level 2	Level 3	Total Fair Value
Cash	$ 0.2	$ -	$ -	$ 0.2
Mutual Fund	70.4	-	-	70.4
Common Collective Trust	-	179.3	-	179.3
Common Stock	18.1	-	-	18.1
Exchange Traded Funds	21.2	-	-	21.2
Short Term Investment Fund	-	4.1	-	4.1
Partnership	-	-	9.7	9.7
Hedge Fund	-	-	22.9	22.9
Insurance Contracts	-	-	31.0	31.0
	$ 109.9	$ 183.4	$ 63.6	$ 356.9

December 31, 2012	Level 1	Level 2	Level 3	Total Fair Value
Cash	$ 0.3	$ -	$ -	$ 0.3
Mutual Fund	62.7	-	-	62.7
Common Collective Trust	-	183.0	-	183.0
Common Stock	23.3			23.3
Exchange Traded Funds	19.6		-	19.6
Short Term Investment Fund	-	5.5	-	5.5
Partnership	-	-	10.5	10.5
Hedge Fund	-	-	13.9	13.9
Unitized Insurance Fund	-	27.2	-	27.2
Insurance Contracts	-	-	0.3	0.3
	$ 105.9	$ 215.7	$ 24.7	$ 346.3

Changes In Fair Value Of Plans Level 3 Assets

Fair Value of Level 3 Assets (dollars in millions)	Total	Partnership	Hedge Funds	Insurance Contracts
December 31, 2012	$ 24.7	$ 10.5	$ 13.9	$ 0.3
Realized and Unrealized Gains (Losses)	1.1	(0.8)	1.9	-
Purchases, sales, and settlements, net	37.8	-	7.1	30.7
December 31, 2013	$ 63.6	$ 9.7	$ 22.9	$ 31.0
Change in Unrealized Gains (Losses) for Investments still held at December 31, 2013	$ 1.0	$ (0.8)	$ 1.8	$ -

Summary Of Projected Benefits To Be Paid From Plan Assets Or From General Assets Using Current Actuarial Assumptions

Projected Benefits (dollars in millions)
For the years ended December 31,	Retirement Benefits	Gross Postretirement Benefits	Medicare Subsidy
2014	26.3	3.5	0.4
2015	26.4	3.4	0.4
2016	26.3	3.3	0.4
2017	25.9	3.3	0.4
2018	26.5	3.2	0.5
2019-2023	136.1	14.1	1.2

Summary Of Restricted Stock and RSU Activity

Stock and Cash-Settled Awards Outstanding	Stock-Settled Awards		Cash-Settled Awards
December 31, 2013	Number of Shares	Weighted Average Grant Date Value	Number of Shares	Weighted Average Grant Date Value
Unvested at beginning of period	1,883,292	$ 40.15	9,677	$ 39.56
Vested / unsettled Stock Salary at beginning of period	114,119	38.20	3,247	39.05
PSUs - granted to employees	111,046	42.55	-	-
RSUs - granted to employees	1,015,861	42.76	-	-
RSUs - granted to directors	23,551	44.27	2,549	44.14
Forfeited / cancelled	(40,697)	41.62	-	-
Vested / settled awards	(872,643)	39.81	(7,800)	39.31
Vested / unsettled Stock Salary Awards	(15,066)	41.46	(2,165)	39.05
Unvested at end of period	2,219,463	$ 41.51	5,508	$ 41.93

December 31, 2012
Unvested at beginning of period	979,393	$ 42.40	13,964	$ 40.12
Vested / unsettled Stock Salary at beginning of period	72,238	39.27	-	-
PSUs - granted to employees	106,511	41.31	-	-
RSUs - granted to employees	1,130,494	38.90	8,117	39.05
RSUs - granted to directors	30,409	35.84	1,815	35.80
Forfeited / cancelled	(56,735)	40.28	-	-
Vested / settled awards	(264,899)	43.68	(10,972)	39.42
Vested / unsettled Stock Salary Awards	(114,119)	38.20	(3,247)	39.05
Unvested at end of period	1,883,292	$ 40.15	9,677	$ 39.56